Other reserves (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Reserves Within Equity [Abstract]
Summary of Other Reserves

		Other comprehensive income
	Capital redemption reserve £m	Cash flow reserve[a] £m	Fair value reserve[b] £m	Cost of hedging reserve[c] £m	Translation reserve[d] £m	Total £m

At 1 April 2016	27	173	16	–	469	685
Exchange differences[e]	–	–	–	–	227	227
Net fair value gain (loss) on cash flow hedges	–	884	–	–	–	884
Movements in relation to cash flow hedges recognised in income and expense	–	(938)	–	–	–	(938)
Fair value movement on available-for-sale assets	–	–	(3)	–	–	(3)
Tax recognised in other comprehensive income	–	8	–	–	21	29
At 31 March 2017	27	127	13	–	717	884
Exchange differences[e]	–	–	–	–	(188)	(188)
Net fair value gain (loss) on cash flow hedges	–	(368)	–	–	–	(368)
Movements in relation to cash flow hedges recognised in income and expense	–	277	–	–	–	277
Fair value movement on available-for-sale assets	–	–	11	–	–	11
Tax recognised in other comprehensive income	–	10	–	–	(9)	1
Transfer to realised profit	–	(83)	–	–	—	(83)
At 31 March 2018	27	(37)	24	–	520	534
Transfer to cost of hedging reserve	—	81	—	(81)	—	—
At 1 April 2018	27	44	24	(81)	520	534
Exchange differences[e]	–	–	–	–	64	64
Net fair value gain (loss) on cash flow hedges	–	168	–	8	–	176
Movements in relation to cash flow hedges recognised in income and expense	–	(31)	–	13	–	(18)
Fair value movement on assets at fair value through other comprehensive income	–	–	3	–	–	3
Tax recognised in other comprehensive income	–	(37)	–	–	(4)	(41)
Transfer to realised profit	–	–	–	–	–	–
At 31 March 2019	27	144	27	(60)	580	718

[a] The cash flow reserve is used to record the effective portion of the cumulative net change in the fair value of cash flow hedging instruments related to hedged transactions that have not yet occurred. Amounts ‘recognised in income and expense’ include a net charge to the cash flow reserve of £30m (2017/18: credit of £295m, 2016/17: charge of £941m) relating to fair value movements on derivatives. The items generating these foreign exchange movements are in designated cash flow hedge relationships.

[b] The fair value reserve (2017/18, 2016/17: available-for-sale reserve) is used to record the cumulative fair value gains and losses on assets classified as fair value through other comprehensive income (2017/18, 2016/17: available-for-sale financial assets). The cumulative gains and losses are recycled to the income statement on disposal of the assets.

[c] The cost of hedging reserve reflects the gain or loss on the portion excluded from the designated hedging instrument that relates to the currency basis element of our cross currency swaps. It is initially recognised in other comprehensive income and accounted for similarly to gains or losses in the cash flow reserve.

[d] The translation reserve is used to record cumulative translation differences on the net assets of foreign operations. The cumulative translation differences are recycled to the income statement on disposal of the foreign operation.

[e] Excludes £(2)m (2017/18: £1m, 2016/17: £10m) of exchange differences in relation to retained earnings attributed to non-controlling interests.